Summary of information about reportable segments (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service cost	$ 305	₨ 22,276	₨ 2,922,929	₨ 4,282,803
Other income	1,805	132,045	159,631	263,785
Finance cost	1,603	117,252	193,287	263,290
Depreciation and amortization	10,247	749,480	666,369	581,746
Impairment of goodwill	3,622	264,909	221,999
Finance income	1,116	81,604	58,641	41,310
Share of loss of joint venture	(54)	(3,962)	(10,784)	(12,772)
Change in fair value of warrants- gain/(loss)	5,182	378,994	94	1,667,193
Loss before taxes	(15,461)	(1,130,782)	(770,390)	(1,145,758)
Tax expense	876	64,096	69,805	47,837
Loss for the period	$ (16,337)	(1,194,878)	(840,195)	(1,193,595)
Air Ticketing [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment revenue		1,487,465	3,957,989	5,708,152
Service cost
Segment results		1,487,465	3,957,989	5,708,152
Hotels And Packages [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment revenue		372,807	3,707,534	6,162,926
Service cost		(22,276)	(2,922,929)	(4,282,803)
Segment results		350,531	784,605	1,880,123
Other Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment revenue		220,583	1,080,202	1,058,953
Service cost
Segment results		220,583	1,080,202	1,058,953
Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment revenue		2,080,855	8,745,725	12,930,031
Service cost		(22,276)	(2,922,929)	(4,282,803)
Segment results		2,058,579	5,822,796	8,647,228
Other income		132,045	159,631	263,785
Unallocated expenses		(2,646,401)	(5,719,113)	(10,907,466)
Operating loss (before depreciation and amortization)		(455,777)	263,314	(1,996,453)
Finance cost		(117,252)	(193,287)	(263,290)
Depreciation and amortization		(749,480)	(666,369)	(581,746)
Impairment of goodwill		(264,909)	(221,999)
Finance income		81,604	58,641	41,310
Share of loss of joint venture		(3,962)	(10,784)	(12,772)
Change in fair value of warrants- gain/(loss)		378,994	94	1,667,193
Loss before taxes		(1,130,782)	(770,390)	(1,145,758)
Tax expense		(64,096)	(69,805)	(47,837)
Loss for the period		₨ (1,194,878)	₨ (840,195)	₨ (1,193,595)